UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                  Face
                  Amount      Municipal Bonds                                                                               Value
Connecticut - 91.8%

                              Bridgeport, Connecticut, GO, Refunding (d):
                  $  6,410        FLOATS, VRDN, Series 936, 2.54% due 9/15/2023 (c)                                   $     6,410
                     2,865        ROCS, Series II-R-182, 2.58% due 8/15/2016 (b)                                            2,865

                    12,000    Brookfield, Connecticut, GO, BAN, 3% due 9/15/2005                                           12,020

                              Connecticut State Development Authority, IDR, VRDN (d):
                     3,240        (Cheshire CPL LLC), AMT, 2.33% due 12/01/2022                                             3,240
                     1,990        (Reflexite Corporation Project), Series A, 2.33% due 8/01/2013                            1,990
                     2,135        (Reflexite Corporation Project), Series B, 2.33% due 8/01/2013                            2,135
                     4,980        (Wyre Wynd Corporation Project), AMT, 2.28% due 12/01/2008                                4,980

                    10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                              Rand-Whitney Container Board), VRDN, AMT, 2.31% due 8/01/2023 (d)                            10,300

                              Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds
                              (Connecticut Water Company Project), VRDN, Series A (d):
                     1,150        2.30% due 9/01/2028                                                                       1,150
                     1,250        AMT, 2.35% due 7/01/2028                                                                  1,250

                     6,700    Connecticut State, GO, PUTTERS, VRDN, Series 320, 2.57% due 11/15/2020 (d)                    6,700

                              Connecticut State, GO, Refunding, VRDN (d):
                     3,625        FLOATERS, Series 515, 2.56% due 12/15/2013                                                3,625
                    11,800        PUTTERS, Series 961, 2.31% due 6/01/2012 (e)                                             11,800

                              Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN (d):
                    21,700        AMT, Series D-3, 2.52% due 5/15/2033 (a)                                                 21,700
                     7,700        AMT, Sub-Series A-4, 2.57% due 5/15/2035 (a)                                              7,700
                     8,418        Series D, 2.48% due 11/15/2024                                                            8,418

                    17,000    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4, 2.56%
                              due 5/15/2032 (a)(d)                                                                         17,000


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                  Face
                  Amount      Municipal Bonds                                                                               Value
Connecticut (concluded)

                              Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                              VRDN (d):
                  $  1,610        (Charlotte Hungerford), Series C, 2.54% due 7/01/2013                               $     1,610
                    10,000        FLOATS, Series 891, 2.58% due 7/01/2023 (b)                                              10,000
                     5,200        (Greater Hartford YMCA), Series A, 2.57% due 7/01/2032 (a)                                5,200
                     7,400        (Greenwich Boys and Girls Club), Series A, 2.58% due 7/01/2033                            7,400
                    12,675        (Hartford Hospital), Series B, 5.01% due 7/01/2031                                       12,675
                    11,000        (Health Care Capital Asset), Series A-1, 2.28% due 7/01/2031                             11,000
                    10,985        (King & Low-Heywood Thomas School), Series A, 2.58% due 7/01/2033                        10,985
                     5,275        (Klingberg Family Center), Series A, 2.54% due 7/01/2032                                  5,275
                     7,000        (Lawrence & Memorial Hospital), Series E, 2.30% due 7/01/2034 (g)                         7,000
                     3,355        (Middlesex Hospital), Series J, 2.57% due 7/01/2026                                       3,355
                    39,400        (Quinnipiac University), Series F, 2.46% due 7/01/2031 (g)                               39,400
                     6,815        (Rectory School), Series A, 2.58% due 7/01/2030                                           6,815
                     2,765        (The Whitby School), Series A, 2.54% due 7/01/2021                                        2,765
                    11,400        (Yale University), Series V-1, 2.45% due 7/01/2036                                       11,400
                    12,240        (Yale University), Series X-3, 2.22% due 7/01/2037                                       12,240

                              Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                              Bonds, VRDN (d):
                     2,300        (Kent School Corporation), Series C, 2.30% due 7/01/2030 (e)                              2,300
                     5,000        (Kingswood-Oxford School), Series B, 2.54% due 7/01/2030                                  5,000

                    44,440    Connecticut State Health and Educational Facilities Authority (Yale University), CP,
                              2.80% due 7/11/2005                                                                          44,440

                              Connecticut State, IDA, New England Power, CP:
                     8,900        2.75% due 7/15/2005                                                                       8,900
                    15,000        2.55% due 9/09/2005                                                                      15,000

                     1,000    Connecticut State, Learn Regional Education Service Center, BAN, 3.25% due 9/14/2005          1,001

                    10,300    Connecticut State Special Assessment Revenue Bonds, VRDN, 2.58% due 11/15/2020 (a)(d)        10,300

                              Connecticut State, Special Tax Obligation Revenue Bonds (Transportation Infrastructure),
                              VRDN, Series 1 (d):
                    10,000        2.40% due 9/01/2020 (b)                                                                  10,000
                     8,000        Second Lien, 2.30% due 12/01/2010 (c)                                                     8,000

                     3,800    East Lyme, Connecticut, GO, Refunding, BAN, 2.75% due 7/21/2005                               3,803

                       800    Eastern Connecticut State Regional Educational Service Center, GO, BAN, 3.50% due
                              12/13/2005                                                                                      803

                    15,000    Fairfield, Connecticut, GO, BAN, 3% due 7/28/2005                                            15,017

                    21,645    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                              (Underwood Tower Project), VRDN, 2.54% due 6/01/2020 (c)(d)                                  21,645

                     6,785    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-128,
                              Class A, 2.53% due 3/30/2015 (b)(d)                                                           6,785

                     3,900    New Britain, Connecticut, GO, VRDN, 2.54% due 4/01/2013 (a)(d)                                3,900

                     3,710    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                              Center), VRDN, 2.26% due 1/01/2022 (d)                                                        3,710

                     4,890    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                              VRDN, 2.57% due 8/01/2031 (d)                                                                 4,890

                     9,500    Plainfield, Connecticut, GO, BAN, 3.75% due 1/11/2006                                         9,549

                    10,935    Seymour, Connecticut, GO, BAN, 2.75% due 8/17/2005                                           10,951

                     1,000    Southbury & Middlebury, Connecticut, Regional School District No. 15, GO, BAN, 3%
                              due 8/12/2005                                                                                 1,002


Puerto Rico - 12.2%

                              Government Development Bank of Puerto Rico, CP:
                     4,900        2.95% due 7/01/2005                                                                       4,900
                     6,600        3.05% due 7/15/2005                                                                       6,600

                    19,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA-43,
                              2.27% due 7/01/2022 (d)(e)                                                                   19,000

                              Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN (d)(f):
                     5,860        Series 747D, 2.56% due 7/01/2017                                                          5,860
                     7,329        Series 787, 2.28% due 7/01/2036                                                           7,329

                    10,000    Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                              8/01/2027 (a)(d)                                                                             10,000

                     6,930    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911, 2.28%
                              due 8/01/2026 (d)(f)                                                                          6,930

                              Total Investments (Cost - $518,018*) - 104.0%                                               518,018
                              Liabilities in Excess of Other Assets - (4.0%)                                             (20,011)
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   498,007
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured

(g) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005